Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
June 24, 2021
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	223
	Funds:	Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec and Lincoln Nasdaq-100 Buffer Fund Mar (the “New Funds”)

Dear Mr. Zapata,
Attached for filing via EDGAR is Post-Effective Amendment No. 223 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.
The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish the New Funds as series of the Registrant.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Sam Goldstein Sam Goldstein, Esq. Vice President and Assistant General Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel